Consolidated statements of comprehensive loss - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Profit or loss [abstract]
Revenue	SFr 6,081	SFr 3,321
Other gains	9,921	1,171
Total income	16,002	4,492
Raw materials and consumables expenses	(1,250)	(750)
External selling and distribution expenses	(3,307)	(365)
External research and development expenses	(12,393)	(19,024)
Personnel expenses	(12,998)	(9,121)
Other administrative expenses	(7,747)	(6,750)
Other losses	(63)	(752)
EBITDA	(21,756)	(32,270)
Impairment losses on intangible assets	(26,424)
Amortization and depreciation expense	(3,860)	(2,036)
Operating result	(52,040)	(34,306)
Financial income	18	97
Financial expenses	(2,294)	(1,316)
Net loss before taxes	(54,316)	(35,525)
Income taxes	3,526	820
Net loss for the period	(50,790)	(34,705)
OTHER COMPREHENSIVE INCOME
Remeasurement of defined benefit obligation	942	152
Items that will not be reclassified to profit or loss	942	152
Currency translation differences	461	255
Items that may be reclassified to profit or loss	461	255
Other comprehensive income for the period, net of tax	1,403	407
Total comprehensive result for the period	SFr (49,387)	SFr (34,298)
EARNINGS PER SHARE
Basic loss per share (in CHF)	SFr (0.012)	SFr (0.01)
Diluted loss per share (in CHF)	SFr (0.012)	SFr (0.01)